Note 19 - Share-based Compensation (Details) - 2008 Options - Fair Value Assumptions (Options 2008 Plan [Member])	12 Months Ended
Dec. 31, 2014
Option C 1 [Member]
Note 19 - Share-based Compensation (Details) - 2008 Options - Fair Value Assumptions [Line Items]
Weight average assumptions – expected dividend yield	0.00%
Risk-free interest rate	3.70%
Expected life (years)	3 years 313 days
Expected volatility	28.20%
Option C 2 [Member]
Note 19 - Share-based Compensation (Details) - 2008 Options - Fair Value Assumptions [Line Items]
Weight average assumptions – expected dividend yield	0.00%
Risk-free interest rate	3.71%
Expected life (years)	4 years 131 days
Expected volatility	28.90%
Option C 3 [Member]
Note 19 - Share-based Compensation (Details) - 2008 Options - Fair Value Assumptions [Line Items]
Weight average assumptions – expected dividend yield	0.00%
Risk-free interest rate	3.93%
Expected life (years)	4 years 313 days
Expected volatility	28.00%
Option C 4 [Member]
Note 19 - Share-based Compensation (Details) - 2008 Options - Fair Value Assumptions [Line Items]
Weight average assumptions – expected dividend yield	0.00%
Risk-free interest rate	4.07%
Expected life (years)	5 years 131 days
Expected volatility	27.60%